Shareholder Report, Average Annual Return (Details) 190652_Brookfield Global Listed Infrastructure Fund_Class C_TSR SemiAnnual {Class C}	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent		13.41%	6.78%	5.25%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without sales charge)
Average Annual Return, Percent		14.30%	6.78%	5.25%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		21.81%	11.98%	13.70%
FTSE Global Core Infrastructure 50/50 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global Core Infrastructure 50/50 Index
Average Annual Return, Percent		16.69%	8.52%	8.32%
Dow Jones Brookfield Global Infrastructure Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Brookfield Global Infrastructure Composite Index
Average Annual Return, Percent		13.19%	8.39%	7.00%